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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

AIM Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     ABRA-QTR-1 01/10     Invesco Advisers, Inc.

AIM Balanced Risk Allocation Fund
Consolidated Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Exchange Traded Notes—10.77%
PowerShares DB Gold Double Long(a) (Cost $30,515,036)	851,000	$32,967,740

	Principal Amount

U.S. Treasury Bills—4.25%
0.19%, 03/18/10(b) (Cost $12,996,792)	$13,000,000	12,996,792

	Shares	Value

Money Market Funds—80.65%
Liquid Assets Portfolio-Institutional Class (c)	110,227,313	$110,227,313

Premier Portfolio-Institutional Class (c)	110,227,313	110,227,313

Treasury Portfolio-Institutional Class (c)	26,355,206	26,355,206

Total Money Market Funds (Cost $246,809,832)		246,809,832

TOTAL INVESTMENTS—95.67% (Cost $290,321,660)		292,774,364

OTHER ASSETS LESS LIABILITIES—4.33%		13,246,604

NET ASSETS—100.00%		$306,020,968

Notes to Schedule of Investments:

(a)	Not an affiliate of the Fund or its investment adviser.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
Open Futures Contracts and Swap Agreements at Period-End

				Unrealized
	Number of	Month/		Appreciation
Futures Contracts	Contracts	Commitment	Value	(Depreciation)

Dow Jones Eurostoxx 50	382	March 2010/Long	$14,685,941	$(618,424)

E-mini S&P 500 Index	364	March 2010/Long	19,481,280	(488,593)

FTSE 100 Index	234	March 2010/Long	19,256,708	(453,593)

Hang Seng Index	108	February 2010/Long	14,051,727	(211,008)

LME Copper	97	March 2010/Long	16,338,437	654,251

Russell 2000 Index Mini	254	March 2010/Long	15,265,400	(239,850)

CBOT Soybean Meal	770	March 2010/Long	21,082,600	(2,839,295)

Topix Tokyo Price Index	209	March 2010/Long	20,712,442	(409,800)

WTI Crude	210	June 2010/Long	15,651,300	(1,872,839)

Sub-total Futures Contracts			$156,525,835	$(6,479,151)

				Notional
				Amount
Swap Agreements	Counterparty			(000)

Euro Buxl 30 Year Bonds	Merrill Lynch	291	March 2010/Long	$43,003	$786,870

Japan 10 Year Bonds	Merrill Lynch	95	March 2010/Long	147,591	113,872

Long Gilt	Goldman Sachs	251	March 2010/Long	48,858	(631,710)

U.S. Treasury Long Bonds	Goldman Sachs	245	March 2010/Long	29,475	(389,169)

Sub-total Swap Agreements				$268,927	$(120,137)

Total					$(6,599,288)

See accompanying notes which are an integral part of this schedule.

AIM Balanced Risk Allocation Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
AIM Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Aim Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM Balanced-Risk Allocation Fund
A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Exchange-traded Notes — The Fund may invest in exchange-traded notes (“ETNs”) which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs can be traded on an exchange and/or they can be held to maturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets and changes in the applicable interest rates. ETNs are subject to credit risk, including the credit risk of the issuer.

E.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

AIM Balanced-Risk Allocation Fund
F.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are

AIM Balanced-Risk Allocation Fund
G.	Futures Contracts — (continued)
reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$32,967,740	$—	$—	$32,967,740

Money Market Funds	246,809,832	—	—	246,809,832

U.S. Treasury Debt Securities	—	12,996,792	—	12,996,792

	$279,777,572	$12,996,792	$—	$292,774,364

Other Investments*	(6,599,288)	—	—	(6,599,288)

Total Investments	$273,178,284	$12,996,792	$—	$286,175,076

*	Other Investments includes, futures and swap agreements, which are included at unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.

AIM Balanced-Risk Allocation Fund
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts (a)	$—	$(1,108,731)

Interest rate risk
Swap agreements (a)	904,161	(1,164,785)

Market risk
Futures contracts (a)	244,609	(770,706)

	$1,148,770	$(3,044,222)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the three months ended January 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Futures *	Swap Agreements *

Realized Gain (Loss)
Commodity risk	$3,031,147	$—

Interest rate risk	—	901,792

Market risk	962,735	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(4,663,373)	—

Interest rate risk	—	(117,269)

Market risk	(443,898)	—

Total	$(1,113,389)	$784,523

*	The average value of futures and swap agreements outstanding during the period was $153,752,233 and $268,987,859, respectively.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $7,542,825 and $2,220,194, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,452,704

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$2,452,704

Investments have the same cost for tax and financial statement purposes.

AIM China Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     CHI-QTR-1 01/10       Invesco Advisers, Inc.

AIM China Fund
Schedule of Investments (a)
January 31, 2010
(Unaudited)

	Shares	Value

Foreign Stocks & Other Equity Interests—100.69%(b)
Aluminum—0.53%
Aluminum Corp. of China Ltd. -Class H(c)	1,352,000	$1,335,978

Apparel Retail—0.75%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	10,188,000	1,879,656

Apparel, Accessories & Luxury Goods—0.94%
361 Degrees International Ltd.	1,864,000	1,261,999

Li Ning Co. Ltd. (Hong Kong)	359,500	1,091,690

		2,353,689

Auto Parts & Equipment—0.32%
Minth Group Ltd.	632,000	797,573

Automobile Manufacturers—0.54%
Brilliance China Automotive Holdings Ltd. (Hong Kong)(c)	5,186,000	1,348,077

Coal & Consumable Fuels—4.19%
China Coal Energy Co. -Class H	1,749,000	2,651,581

China Shenhua Energy Co. Ltd. -Class H	1,445,500	6,161,804

Yanzhou Coal Mining Co. Ltd. -Class H	860,000	1,676,851

		10,490,236

Communications Equipment—1.94%
Comba Telecom Systems Holdings Ltd. (Hong Kong)	2,309,640	2,490,970

ZTE Corp. -Class H	412,892	2,355,026

		4,845,996

Computer & Electronics Retail—1.04%
GOME Electrical Appliances Holdings Ltd.(c)	7,469,000	2,611,418

Construction & Engineering—1.05%
China Railway Construction Corp. Ltd. -Class H	417,500	523,789

Shui On Construction and Materials Ltd. (Hong Kong)	1,638,000	2,096,576

		2,620,365

Construction Materials—0.84%
Anhui Conch Cement Co. Ltd. -Class H (Hong Kong)	380,000	2,093,287

Construction, Farm Machinery & Heavy Trucks—0.92%
Sany Heavy Equipment International Holdings Co. Ltd.(c)	2,236,000	2,296,708

	Shares	Value

Consumer Electronics—0.91%
Skyworth Digital Holdings Ltd. (Hong Kong)	2,388,000	$2,288,488

Distillers & Vintners—2.00%
Dynasty Fine Wines Group Ltd. (Hong Kong)	7,994,000	2,308,327

JLF Investment Co. Ltd. (Hong Kong)(c)	18,756,000	1,757,371

Silver base Group Holdings, Ltd.	3,056,000	937,251

		5,002,949

Distributors—1.71%
China Resources Enterprise Ltd. (Hong Kong)	610,000	1,998,061

Dah Chong Hong Holdings Ltd. (Hong Kong)	4,849,000	2,281,167

		4,279,228

Diversified Banks—14.61%
Bank of China Ltd. -Class H	20,312,000	9,719,943

Bank of Communications Co. Ltd. -Class H	2,383,000	2,380,717

China Construction Bank Corp. -Class H	14,294,000	10,908,355

China Merchants Bank Co., Ltd. -Class H	1,151,600	2,653,513

Industrial and Commercial Bank of China Ltd. -Class H	14,975,000	10,885,827

		36,548,355

Diversified Metals & Mining—1.66%
Fushan International Energy Group Ltd. (Hong Kong)	3,334,000	2,857,411

United Co. RUSAL (Russia)(c)	1,056,000	1,289,414

		4,146,825

Diversified Real Estate Activities—1.84%
K Wah International Holdings Ltd. (Hong Kong)	2,416,000	790,282

Poly (Hong Kong) Investments Ltd. (Hong Kong)	2,695,000	2,661,306

Yuexiu Property Co. Ltd. (Hong Kong)	4,800,000	1,157,512

		4,609,100

Electronic Components—1.22%
Truly International Holdings Ltd. (Hong Kong)	2,564,000	3,054,097

Environmental & Facilities Services—1.10%
China Everbright International Ltd. (Hong Kong)	5,812,000	2,742,239

Footwear—0.49%
Daphne International Holdings Ltd.	1,638,000	1,238,943

See accompanying notes which are an integral part of this schedule.

AIM China Fund

	Shares	Value

Gas Utilities—2.11%
China Gas Holdings Ltd.	5,266,000	$2,790,574

China Resources Gas Group Ltd. (Hong Kong)	1,716,000	2,498,648

		5,289,222

Gold—0.40%
Zijin Mining Group Co., Ltd. -Class H	1,232,000	991,744

Health Care Distributors—0.93%
Sinopharm Medicine Holding Co., Ltd. -Class H(c)	621,200	2,325,390

Heavy Electrical Equipment—0.58%
Dongfang Electric Corp. Ltd. -Class H	294,800	1,458,571

Hotels, Resorts & Cruise Lines—0.82%
Ctrip.com International, Ltd. -ADR(c)	65,820	2,059,508

Household Appliances—0.74%
Haier Electronics Group Co. Ltd. (Hong Kong)(c)	3,872,000	1,857,821

Household Products—0.88%
Vinda International Holdings Ltd.	3,437,000	2,201,819

Industrial Conglomerates—2.61%
Beijing Enterprises Holdings Ltd. (Hong Kong)	451,000	3,138,723

Shanghai Industrial Holdings Ltd. (Hong Kong)	731,000	3,387,607

		6,526,330

Integrated Oil & Gas—7.10%
China Petroleum and Chemical Corp. (Sinopec)-Class H	8,120,000	6,339,778

PetroChina Co. Ltd. -Class H	10,214,000	11,419,227

		17,759,005

Integrated Telecommunication Services—1.90%
China Telecom Corp. Ltd. -Class H	6,558,000	2,692,418

China Unicom (Hong Kong) Ltd. (Hong Kong)	1,838,322	2,067,383

		4,759,801

Internet Software & Services—3.53%
Tencent Holdings Ltd.	476,500	8,840,308

Leisure Products—0.84%
Hutchinson Harbour Ring Ltd. (Hong Kong)	17,758,000	2,095,542

Life & Health Insurance—7.53%
China Life Insurance Co., Ltd. -Class H	3,222,000	14,250,265

Ping An Insurance (Group) Co. of China Ltd. -Class H	591,500	4,587,877

		18,838,142

	Shares	Value

Marine—1.77%
China COSCO Holdings Co. Ltd. -Class H	1,117,500	$1,317,533

China Shipping Container Lines Co. Ltd. -Class H(c)	2,315,000	870,130

China Shipping Development Co. Ltd. -Class H	678,000	1,068,032

Shun Tak Holdings Ltd. (Hong Kong)	2,038,000	1,174,616

		4,430,311

Marine Ports & Services—0.39%
Cosco Pacific Ltd. (Hong Kong)	670,000	970,254

Metal & Glass Containers—0.76%
CPMC Holdings Ltd. (Hong Kong)(c)	1,671,000	1,906,225

Oil & Gas Exploration & Production—6.80%
China Oilfield Services Ltd. -Class H	822,000	972,991

CNOOC Ltd.	8,123,000	11,401,683

CNPC Hong Kong Ltd. (Hong Kong)	3,758,000	4,644,236

		17,018,910

Packaged Foods & Meats—0.99%
China Mengniu Dairy Co. Ltd.(c)	809,000	2,484,170

Paper Products—2.81%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	5,634,600	3,225,858

Nine Dragons Paper Holdings Ltd.	2,712,000	3,799,460

		7,025,318
Personal Products—3.60%
BaWang International Group Holding Ltd.(c)	3,048,000	1,762,712

Hengan International Group Co. Ltd.	1,083,000	7,234,864

		8,997,576

Pharmaceuticals—0.36%
Guangzhou Pharmaceutical Co. Ltd. -Class H	1,174,000	891,328

Real Estate Development—1.78%
China Overseas Land & Investment Ltd. (Hong Kong)	888,960	1,580,990

China Resources Land Ltd. (Hong Kong)	854,000	1,519,981

Longfor Properties(c)	1,398,000	1,367,208

		4,468,179

Steel—2.08%
Angang Steel Co. Ltd. -Class H	998,000	1,717,674

China Vanadium Titano-Magnetite Mining Co. Ltd.(c)	6,449,000	3,490,263

		5,207,937

Technology Distributors—0.23%
Digital China Holdings Ltd. (Hong Kong)	359,000	567,525

See accompanying notes which are an integral part of this schedule.

AIM China Fund

	Shares	Value

Textiles—0.85%
Shenzhou International Group (Hong Kong)	1,697,000	$2,131,501

Trading Companies & Distributors—0.82%
Minmetals Land Ltd.(c)	9,654,000	2,048,584

Wireless Telecommunication Services—8.88%
China Mobile Ltd.	2,355,000	22,212,919

TOTAL INVESTMENTS—100.69% (Cost $222,914,512)		251,947,147

OTHER ASSETS LESS LIABILITIES—(0.69)%		(1,724,728)

NET ASSETS—100.00%		$250,222,419

Investment Abbreviations:

ADR	—	American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Foreign Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.

AIM China Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM China Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
     Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
     Transaction costs are often higher and there may be delays in settlement procedures.
     Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract

AIM China Fund
F.	Foreign Currency Contracts — (continued) and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$2,059,508	$22,881,936	$—	$24,941,444

Consumer Staples	1,762,712	16,923,802	—	18,686,514

Energy	—	45,268,151	—	45,268,151

Financials	—	64,463,776	—	64,463,776

Health Care	—	3,216,718	—	3,216,718

Industrials	523,789	22,569,573	—	23,093,362

Information Technology	—	17,307,926	—	17,307,926

Materials	1,289,414	21,417,900	—	22,707,314

Telecommunication Services	—	26,972,720	—	26,972,720

Utilities	—	5,289,222	—	5,289,222

Total Investments	$5,635,423	$246,311,724	$—	$251,947,147

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $100,720,655 and $79,997,015, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$35,314,357

Aggregate unrealized (depreciation) of investment securities	(11,252,648)

Net unrealized appreciation of investment securities	$24,061,709

Cost of investments for tax purposes is $227,885,438.

AIM Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     DVM-QTR-1 01/10     Invesco Advisers, Inc.

AIM Developing Markets Fund
Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.66%

Brazil—12.39%

American Banknote S.A. (a)	224,100	$2,252,826

American Banknote S.A.	1,697,900	17,068,599

Banco Bradesco S.A. -ADR	2,090,061	34,611,410

Cielo S.A. (a)	600,000	4,749,340

Cielo S.A.	1,888,200	14,946,174

Dufry South America Ltd. -BDR(a)	35,300	683,647

Dufry South America Ltd. -BDR	480,700	9,309,599

Equatorial Energia S.A.	2,946,600	26,433,879

MRV Engenharia e Participacoes S.A.	1,587,000	10,175,224

Totvs S.A. (a)	84,300	5,155,868

Totvs S.A.	206,700	12,641,968

Wilson Sons Ltd. -BDR(a)	550,000	6,814,776

Wilson Sons Ltd. -BDR	899,900	11,150,212

		155,993,522

China—8.69%

American Dairy, Inc. (b)	28,613	662,391

CNOOC Ltd.	13,401,000	18,810,039

Haitian International Holdings Ltd.	24,802,000	12,987,424

Industrial and Commercial Bank of China Ltd. -Class H	37,491,000	27,253,458

Stella International Holdings Ltd.	10,695,500	21,969,689

Want Want China Holdings Ltd.	16,708,000	10,660,698

Xinyi Glass Holdings Co. Ltd.	21,540,000	17,024,390

		109,368,089

Czech Republic—0.76%

CEZ A.S.	196,958	9,584,331

Egypt—0.76%

Centamin Egypt Ltd. (b)	5,616,243	9,557,328

Greece—0.86%

Intralot S.A.	2,457,432	10,823,197

Hungary—0.43%

Richter Gedeon Nyrt.	25,774	5,439,028

Indonesia—6.75%

PT Astra International Tbk	4,525,500	17,249,358

PT Bank Central Asia Tbk	28,192,000	14,995,323

PT Indocement Tunggal Prakarsa Tbk	10,665,000	15,323,775

PT Perusahaan Gas Negara	42,914,000	17,196,684

PT Telekomunikasi Indonesia Tbk	20,402,500	20,247,963

		85,013,103

Israel—1.88%

Teva Pharmaceutical Industries Ltd. -ADR	416,375	23,616,790

Luxembourg—0.41%

Millicom International Cellular S.A.	72,411	5,164,353

	Shares	Value

Malaysia—6.32%

Parkson Holdings Berhad	17,745,042	$28,807,970

Public Bank Berhad	7,030,100	24,714,803

Top Glove Corp. Berhad	7,945,400	26,000,742

		79,523,515

Mexico—8.81%

America Movil S.A.B de C.V. -Series L -ADR	911,011	39,765,630

Grupo Financiero BanCrecer S.A. de C.V. -Series B (b)	1	0

Grupo Televisa S.A. -ADR	1,551,330	30,312,988

Kimberly-Clark de Mexico, S.A.B. de C.V. -Series A	5,351,900	23,894,786

Urbi, Desarrollos Urbanos, S.A. de C.V. (a)(b)	415,400	866,032

Urbi, Desarrollos Urbanos, S.A. de C.V. (b)	7,751,900	16,161,274

		111,000,710

Philippines—8.36%

Ayala Corp.	3,582,660	22,404,044

Energy Development Corp. (a)	4,528,750	461,107

Energy Development Corp.	197,438,250	20,102,694

GMA Holdings, Inc. -PDR (a)(b)	2,532,000	397,497

GMA Holdings, Inc. -PDR	86,686,000	13,608,770

Philippine Long Distance Telephone Co.	372,230	21,154,559

SM Investments Corp.	3,988,258	27,171,363

		105,300,034

Russia—4.43%

Gazprom -ADR	356,147	8,687,341

LUKOIL -ADR	116,928	6,419,347

Mobile TeleSystems -ADR	249,802	11,935,540

Pharmstandard (a)(b)	93,100	5,586,000

Pharmstandard (b)	35,000	2,100,000

TNK — BP Holding Berhad	8,000,000	14,562,025

Vimpel-Communications -ADR	361,187	6,551,932

		55,842,185

South Africa—3.34%

AngloGold Ashanti Ltd. -ADR	177,696	6,341,970

Naspers Ltd. -Class N	800,712	28,220,974

Sasol Ltd.	201,838	7,526,541

		42,089,485

South Korea—6.24%

CJ CheilJedang Corp.	66,312	11,930,623

CJ Corp.	145,829	8,424,232

Hyundai Department Store Co., Ltd.	181,070	15,771,917

Hyundai Development Co.	248,630	7,672,736

Hyundai H&S Co., Ltd.	101,926	6,141,970

KCC Engineering & Construction Co., Ltd.	161,050	4,512,700

See accompanying notes which are an integral part of this schedule.

AIM Developing Markets Fund

	Shares	Value

South Korea—(continued)

Lotte Confectionery Co., Ltd.	6,770	$7,214,961

MegaStudy Co., Ltd.	52,760	9,498,762

S1 Corp.	183,700	7,369,190

		78,537,091

Sweden—1.44%

Oriflame Cosmetics S.A. -SDR	332,122	18,188,485

Taiwan—5.13%

MediaTek Inc.	769,990	12,472,409

Taiwan Mobile Co., Ltd.	5,950,242	11,514,528

Taiwan Semiconductor Manufacturing Co. Ltd.	15,086,000	28,790,709

Wistron Corp.	6,315,953	11,855,211

		64,632,857

Thailand—5.77%

BEC World PCL	16,827,300	12,175,315

CP ALL PCL	10,749,100	7,424,891

Kasikornbank PCL	10,163,900	26,886,680

Siam Commercial Bank PCL	10,994,700	26,132,838

		72,619,724

Turkey—5.89%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,239,802	12,752,133

Eczacibasi Ilac Sanayi ve Ticaret A.S.	9,627,711	18,133,634

Haci Omer Sabanci Holding A.S.	5,930,447	25,313,844

Tupras-Turkiye Petrol Rafinerileri A.S.	666,849	13,706,264

Turk Traktor ve Ziraat Makineleri A.S.	696,494	4,208,226

		74,114,101

Total Common Stocks & Other Equity Interests (Cost $939,891,048)		1,116,407,928

Preferred Stocks—3.14%

Brazil—3.14%

Companhia de Transmissao de Energia Eletrica Paulista -Pfd.	894,700	22,402,910

Petroleo Brasileiro S.A. -ADR -Pfd.	475,000	17,138,000

Total Preferred Stocks (Cost $25,212,154)		39,540,910

Money Market Funds—7.90%

Liquid Assets Portfolio-Institutional Class (c)	49,759,891	49,759,891

Premier Portfolio-Institutional Class (c)	49,759,891	49,759,891

Total Money Market Funds (Cost $99,519,782)		99,519,782

TOTAL INVESTMENTS—99.70% (Cost $1,064,622,984)		1,255,468,620

OTHER ASSETS LESS LIABILITIES—0.30%		3,764,860

NET ASSETS—100.00%		$1,259,233,480

Investment Abbreviations:

ADR	—	American Depositary Receipt
BDR	—	British Deposit Receipt
PDR	—	Philippine Deposit Receipt
Pfd.	—	Preferred
SDR	—	Swedish Depositary Receipt
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $26,967,093, which represented 2.14% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Developing Markets Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Developing Markets Fund
A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM Developing Markets Fund
E.	Foreign Currency Contracts — (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Brazil	$195,534,432	$—	$—	$195,534,432

China	662,391	108,705,698	—	109,368,089

Czech Republic	9,584,331	—	—	9,584,331

Egypt	9,557,328	—	—	9,557,328

Greece	—	10,823,197	—	10,823,197

Hungary	—	5,439,028	—	5,439,028

Indonesia	—	85,013,103	—	85,013,103

Israel	23,616,790	—	—	23,616,790

Luxembourg	5,164,353	—	—	5,164,353

Malaysia	—	79,523,515	—	79,523,515

Mexico	111,000,710	0	—	111,000,710

Philippines	14,006,267	91,293,767	—	105,300,034

Russia	32,592,819	23,249,366	—	55,842,185

South Africa	6,341,970	35,747,515	—	42,089,485

South Korea	37,169,444	41,367,647	—	78,537,091

Sweden	—	18,188,485	—	18,188,485

Taiwan	—	64,632,857	—	64,632,857

Thailand	12,175,315	60,444,409	—	72,619,724

Turkey	—	74,114,101	—	74,114,101

United States	99,519,782	—	—	99,519,782

Total Investments	$556,925,932	$698,542,688	$—	$1,255,468,620

AIM Developing Markets Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $93,626,975 and $44,461,912, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$244,676,712

Aggregate unrealized (depreciation) of investment securities	(59,218,397)

Net unrealized appreciation of investment securities	$185,458,315

Cost of investments for tax purposes is $1,070,010,305.

AIM Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     GHC-QTR-1 01/10     Invesco Advisers, Inc.

AIM Global Health Care Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.72%
Biotechnology—22.87%
AMAG Pharmaceuticals, Inc. (b)(c)	125,518	$5,520,282

Amgen Inc. (c)	703,859	41,161,674

Biogen Idec Inc. (c)	187,514	10,077,002

BioMarin Pharmaceutical Inc. (c)	799,695	15,538,074

Celgene Corp. (c)	442,626	25,132,304

CSL Ltd. (Australia)	427,218	11,812,270

Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490)(d)(e)	109,377	0

Genzyme Corp. (c)	404,094	21,926,140

Gilead Sciences, Inc. (c)	1,030,039	49,719,983

Incyte Corp. (c)	397,469	4,244,969

Myriad Genetics, Inc. (c)	327,898	7,705,603

OSI Pharmaceuticals, Inc. (c)	184,835	6,325,054

Pharmasset, Inc. (c)	127,400	2,662,660

Savient Pharmaceuticals Inc. (c)	658,714	8,451,301

United Therapeutics Corp. (c)	218,218	12,999,246

Vertex Pharmaceuticals Inc. (c)	295,243	11,337,331

		234,613,893

Drug Retail—4.92%
CVS Caremark Corp.	1,275,779	41,296,966

Drogasil S.A. (Brazil)	640,626	9,127,653

		50,424,619

Health Care Distributors—1.50%
McKesson Corp.	261,251	15,366,784

Health Care Equipment—15.47%
Baxter International Inc.	445,992	25,684,679

Becton, Dickinson and Co.	133,903	10,092,269

Boston Scientific Corp. (c)	2,990,505	25,808,058

CareFusion Corp. (c)	326,901	8,417,701

Covidien PLC (Ireland)	527,040	26,647,142

Dexcom Inc. (c)	302,130	2,737,298

ResMed Inc. (c)	165,802	8,479,114

Sensys Medical, Inc. (Acquired 04/23/04-08/09/06; Cost $1,302)(c)(d)(e)	8,750	656

St. Jude Medical, Inc. (c)	449,813	16,971,445

Varian Medical Systems, Inc. (c)	223,071	11,218,241

Wright Medical Group, Inc. (c)	435,318	7,783,486

Zimmer Holdings, Inc. (c)	262,881	14,805,458

		158,645,547

	Shares	Value

Health Care Facilities—2.55%
Assisted Living Concepts Inc. -Class A(c)	196,940	$5,086,960

Rhoen-Klinikum AG (Germany)	857,273	21,098,486

		26,185,446

Health Care Services—8.06%
DaVita, Inc. (c)	361,530	21,605,033

Express Scripts, Inc. (c)	283,390	23,765,086

Medco Health Solutions, Inc. (c)	291,192	17,902,484

Omnicare, Inc.	370,487	9,262,175

Quest Diagnostics Inc.	181,578	10,108,447

		82,643,225

Health Care Supplies—3.85%
Alcon, Inc.	134,841	20,996,092

DENTSPLY International Inc.	312,849	10,489,827

Immucor, Inc. (c)	434,327	8,056,766

		39,542,685

Health Care Technology—0.65%
Allscripts-Misys Healthcare Solutions, Inc. (c)	404,877	6,664,275

Life & Health Insurance—0.88%
Amil Participacoes S.A. (Brazil)(e)	1,290,300	9,055,931

Life Sciences Tools & Services—8.50%
Gerresheimer AG (Germany)(b)	344,782	11,240,806

Life Technologies Corp. (c)	489,217	24,318,977

Pharmaceutical Product Development, Inc.	507,448	11,853,985

Thermo Fisher Scientific, Inc. (c)	863,098	39,831,973

		87,245,741

Managed Health Care—8.24%
Aetna Inc.	492,755	14,767,867

AMERIGROUP Corp. (c)	426,237	10,847,732

Aveta, Inc. (c)(e)	805,748	4,431,614

CIGNA Corp.	255,782	8,637,758

Health Net Inc. (c)	707,694	17,168,657

WellPoint Inc. (c)	450,057	28,677,632

		84,531,260

Pharmaceuticals—20.23%
Abbott Laboratories	660,564	34,970,258

Allergan, Inc.	249,141	14,325,608

Auxilium Pharmaceuticals Inc. (c)	69,178	1,948,052

Bayer AG (Germany)	148,217	10,096,362

EastPharma Ltd. -GDR (Turkey)(c)(e)	674,841	1,180,972

Hikma Pharmaceuticals PLC (United Kingdom)	745,313	6,522,413

Ipsen S.A. (France)(b)	212,595	11,465,452

See accompanying notes which are an integral part of this schedule.

AIM Global Health Care Fund

	Shares	Value

Pharmaceuticals—(continued)
Johnson & Johnson	418,357	$26,297,921

Locus Pharmaceuticals, Inc. (c)	258,824	140,736

Merck KGaA (Germany)(b)	81,364	7,254,257

Novartis AG —ADR (Switzerland)	337,838	18,084,468

Pharmstandard —GDR (Russia)(c)(e)	138,700	2,651,188

Roche Holding AG (Switzerland)	268,205	45,035,510

Shire PLC —ADR (United Kingdom)	264,552	15,767,299

Teva Pharmaceutical Industries Ltd. —ADR (Israel)	207,400	11,763,728

		207,504,224

Total Common Stocks & Other Equity Interests (Cost $829,655,445)		1,002,423,630

Preferred Stocks—0.17%
Health Care Equipment—0.16%
Intact Medical Corp. —Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(d)(e)	2,439,026	0

Sensys Medical, Inc., Series A-2, Pfd., (Acquired 02/25/98-09/30/05; Cost $7,627,993)(d)(e)	2,173,209	1,418,019

Series B, Conv. Pfd., (Acquired 03/16/05-01/12/07; Cost $245,305)(d)(e)	282,004	184,008

		1,602,027

Pharmaceuticals—0.01%
BioImagene, Inc. —Series B-2, Pfd. (Acquired 05/24/01; Cost $2,700,000)(d)(e)	187,734	94,505

Total Preferred Stocks (Cost $12,573,299)		1,696,532

Money Market Funds—1.95%
Liquid Assets Portfolio-Institutional Class (f)	9,979,304	9,979,304

Premier Portfolio-Institutional Class (f)	9,979,304	9,979,304

Total Money Market Funds (Cost $19,958,608)		19,958,608

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.84% (Cost $862,187,352)		1,024,078,770

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.73%
Liquid Assets Portfolio -Institutional Class (Cost $7,518,961)(f)(g)	7,518,961	$7,518,961

TOTAL INVESTMENTS—100.57% (Cost $869,706,313)		1,031,597,731

OTHER ASSETS LESS LIABILITIES—(0.57)%		(5,820,112)

NET ASSETS—100.00%		$1,025,777,619

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
GDR	—	Global Depositary Receipt
Pfd.	—	Preferred
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2010.

(c)	Non-income producing security.

(d)	Security is considered venture capital. See Note 1D.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $19,016,893, which represented 1.85% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.

AIM Global Health Care Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Global Health Care Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM Global Health Care Fund
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Global Health Care Fund

	Level 1	Level 2	Level 3	Total

Biotechnology	$222,801,623	$11,812,270	$0	$234,613,893

Drug Retail	50,424,619	—	—	50,424,619

Health Care Distributors	15,366,784	—	—	15,366,784

Health Care Equipment	158,644,891	—	1,602,683	160,247,574

Health Care Facilities	5,086,960	21,098,486	—	26,185,446

Health Care Services	82,643,225	—	—	82,643,225

Health Care Supplies	39,542,685	—	—	39,542,685

Health Care Technology	6,664,275	—	—	6,664,275

Life and Health Insurance	9,055,931	—	—	9,055,931

Life Sciences Tools and Services	76,004,935	11,240,806	—	87,245,741

Managed Health Care	80,099,646	—	4,431,614	84,531,260

Money Market Funds	27,477,569	—	—	27,477,569

Pharmaceuticals	142,326,171	65,037,317	235,241	207,598,729

	$916,139,314	$109,188,879	$6,269,538	$1,031,597,731

Other Investments*	—	2,551,423	—	2,551,423

Total Investments	$916,139,314	$111,740,302	$6,269,538	$1,034,149,154

*	Other Investments include foreign currency contracts, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

02/10/2010	CHF	18,205,000	USD	17,963,747	$17,161,091	$802,656

02/10/2010	EUR	17,075,000	USD	25,420,919	23,672,152	1,748,767

Total open foreign currency contracts						$2,551,423

Closed Foreign Currency Contracts
Closed	Contract to					Realized
Date	Deliver		Receive		Value	Gain/(Loss)

11/25/2009	USD	6,490,988	GBP	3,892,600	$6,451,089	$(39,899)

Total foreign currency contracts						$2,511,524

Currency Abbreviations:
CHF — Swiss Franc

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

AIM Global Health Care Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $333,061,886 and $403,472,668, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$196,400,651

Aggregate unrealized (depreciation) of investment securities	(46,093,037)

Net unrealized appreciation of investment securities	$150,307,614

Cost of investments for tax purposes is $881,290,117.

AIM International Total Return Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     ITR-QTR-1 01/10     Invesco Advisers, Inc.

AIM International Total Return Fund
Schedule of Investments
January 31, 2010
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—87.02%(a)

Australia—1.92%

Australia Government-Series 611, Bonds, 5.75%, 06/15/11	AUD	880,000	$794,018

Westpac Banking Corp., Sr. Unsec. Unsub. Medium-Term Euro Notes, 4.25%, 09/22/16	EUR	500,000	712,100

			1,506,118

Austria—2.85%

Austria Government, Medium-Term Euro Notes, 3.80%, 10/20/13(b)	EUR	460,000	675,143

Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken-Series 2, Tranche 2, Sr. Unsec. Unsub. Medium-Term Euro Notes, 1.60%, 02/15/11	JPY	140,000,000	1,558,754

			2,233,897

Belgium—2.80%

Belgium Government-Series 48, Sr. Euro Bonds, 4.00%, 03/28/22	EUR	1,560,000	2,194,971

Brazil—0.30%

Brazilian Government, Unsec. Unsub. Euro Bonds, 9.50%, 01/24/11	EUR	160,000	238,128

Canada—4.12%

Canadian Government Bonds, 3.75%, 09/01/11	CAD	1,820,000	1,774,496

4.50%, 06/01/15	CAD	510,000	522,923

Province of Ontario Canada, Bonds, 4.70%, 06/02/37	CAD	1,000,000	939,504

			3,236,923

Croatia—0.46%

Agrokor, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	250,000	360,422

Denmark—0.73%

Denmark Government, Bonds, 5.00%, 11/15/13	DKK	2,800,000	572,827

Finland—1.85%

Finland Government, Euro Bonds, 5.38%, 07/04/13	EUR	940,000	1,454,130

		Principal
		Amount	Value

France—7.97%

BNP Paribas Home Loan S.A., Sr. Sec. Euro Bonds, 2.25%, 10/01/12	EUR	650,000	$906,597

Dexia Municipal Agency, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,049,900

Electricite de France S.A., Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.00%, 05/30/14	EUR	400,000	606,695

France Government Bond OAT, Euro Bonds, 2.25%, 07/25/20	EUR	920,000	1,538,297

3.00%, 10/25/15	EUR	230,000	325,050

Nexans S.A., Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.75%, 05/02/17	EUR	200,000	260,643

Rexel S.A., Sr. Euro Notes, 8.25%, 12/15/16	EUR	50,000	72,335

8.25%, 12/15/16	EUR	50,000	71,556

Rhodia S.A.-REGS, Sr. Unsec. Floating Rate Euro Notes, 3.43%, 10/15/13(b)(c)	EUR	150,000	194,963

Tereos Europe-REGS, Sr. Sec. Gtd. Unsub. Euro Bonds, 6.38%, 04/15/14(b)	EUR	170,000	229,796

			6,255,832

Germany—13.42%

Bayerische Landesbank-Series 103, Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro Notes, 1.40%, 04/22/13	JPY	170,000,000	1,907,974

Bundesobligation-Series 155, Euro Bonds, 2.50%, 10/10/14	EUR	430,000	605,106

Bundesrepublik Deutschland-Series 09, Euro Bonds, 3.25%, 01/04/20	EUR	3,250,000	4,531,902

Commerzbank AG, Sr. Gtd. Euro Bonds, 2.75%, 01/13/12	EUR	800,000	1,135,140

Hella KGaA Hueck & Co., Sr. Unsec. Unsub. Euro Bonds, 7.25%, 10/20/14	EUR	120,000	171,693

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Unsub. Global Notes, 2.05%, 02/16/26	JPY	4,000,000	44,910

Landwirtschaftliche Rentenbank, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 1.38%, 04/25/13	JPY	150,000,000	1,699,785

Unitymedia Hessen GmbH & Co. KG-REGS, Sr. Sec. Gtd. Floating Rate Euro Notes, 3.60%, 04/15/13(b)(c)	EUR	320,000	441,430

			10,537,940

See accompanying notes which are an integral part of this schedule.

AIM International Total Return Fund

		Principal
		Amount	Value

Greece—0.91%

Hellenic Republic Government, Sr. Unsec. Unsub. Euro Bonds, 6.00%, 07/19/19	EUR	550,000	$714,558

Ireland—2.16%

Ardagh Glass Finance PLC-REGS, Sr. Euro Notes, 8.75%, 02/01/20(b)	EUR	110,000	156,698

Cloverie PLC for Zurich Insurance Co., Sec. Sub. Variable Rate Medium-Term Euro Notes, 7.50%, 07/24/39(c)	EUR	200,000	313,271

GE Capital European Funding, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 6.00%, 01/15/19	EUR	700,000	1,074,613

Smurfit Kappa Acquisitions-REGS, Sr. Sec. Gtd. Euro Bonds, 7.75%, 11/15/19(b)	EUR	110,000	153,267

			1,697,849

Italy—5.07%

Assicurazioni Generali S.p.A., Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.13%, 09/16/24	EUR	350,000	516,136

Intesa Sanpaolo S.p.A., Sub. Variable Rate Euro Notes, 8.38% (c)(d)	EUR	150,000	216,188

Unsec. Sub. Medium-Term Euro Notes, 5.00%, 09/23/19	EUR	400,000	576,097

Italy Buoni Poliennali Del Tesoro, Euro Bonds, 5.75%, 02/01/33	EUR	1,560,000	2,444,080

Seat Pagine Gialle S.p.A.-REGS, Sr. Sec. Euro Notes, 10.50%, 01/31/17(b)	EUR	170,000	226,308

			3,978,809

Japan—3.93%

Development Bank of Japan, Unsec. Gtd. Global Bonds, 1.60%, 06/20/14	JPY	10,000,000	115,895

Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	150,000,000	1,507,768

Japan Finance Organization for Municipalities, Unsec. Gtd. Unsub. Global Bonds, 1.55%, 02/21/12	JPY	129,000,000	1,464,356

			3,088,019

Luxembourg—0.75%

UniCredit International Bank Luxembourg S.A., Jr. Unsec. Gtd. Sub. Variable Rate Euro Bonds, 8.13% (c)(d)	EUR	250,000	351,428

Wind Acquisition Finance S.A.-REGS, Sr. Sec. Gtd. Euro Bonds, 11.00%, 12/01/15(b)	EUR	160,000	235,688

			587,116

		Principal
		Amount	Value

Mexico—0.34%

Mexican Bonos-Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	$269,135

Netherlands—4.45%

Fortis Bank Nederland N.V., Sr. Unsec. Unsub. Medium-Term Euro Notes, 4.00%, 02/03/15	EUR	550,000	765,799

HeidelbergCement Finance B.V., Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.63%, 01/25/12	EUR	150,000	217,318

ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	762,267

Magyar Telecom B.V.-REGS, Sr. Sec. Gtd. Euro Notes, 9.50%, 12/15/16(b)	EUR	150,000	209,021

Netherlands Government, Euro Bonds, 4.00%, 01/15/37	EUR	1,120,000	1,542,749

			3,497,154

Norway—1.84%

Eksportfinans A.S.A., Medium-Term Global Notes, 1.60%, 03/20/14	JPY	130,000,000	1,445,971

South Korea—2.62%

Korea Treasury-Series 0400-1206, Sr. Unsec. Bonds, 4.00%, 06/10/12	KRW	2,400,000,000	2,059,409

Spain—4.30%

Caixa d’Estalvis de Catalunya, Sec. Mortgage-Backed Euro Notes, 3.50%, 03/07/16	EUR	1,000,000	1,322,576

Campofrio Food S.A.-REGS, Sr. Euro Notes, 8.25%, 10/31/16(b)	EUR	150,000	206,930

Spain Government, Euro Bonds, 4.20%, 07/30/13	EUR	510,000	743,182

Sr. Unsub. Euro Notes, 4.30%, 10/31/19	EUR	780,000	1,105,289

			3,377,977

Supranational—10.80%

Asian Development Bank-Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	350,000,000	4,052,427

European Investment Bank, Sr. Unsec. Unsub. Global Bonds, 1.40%, 06/20/17	JPY	40,000,000	455,372

Sr. Unsec. Unsub. Medium-Term Euro Notes, 4.38%, 04/15/13	EUR	320,000	477,729

Nordic Investment Bank-Series C, Sr. Unsec. Medium-Term Global Notes, 1.70%, 04/27/17	JPY	300,000,000	3,490,317

			8,475,845

See accompanying notes which are an integral part of this schedule.

AIM International Total Return Fund

		Principal
		Amount	Value

Sweden—0.76%

Sweden Government-Series 1045, Bonds, 5.25%, 03/15/11	SEK	4,200,000	$599,593

Switzerland—0.51%

Credit Suisse, Sr. Unsec. Medium-Term Euro Notes, 4.75%, 08/05/19	EUR	280,000	399,471

United Kingdom—11.47%

Anglo American Capital PLC, Sr. Unsec. Gtd. Unsub. Euro Notes, 4.38%, 12/02/16	EUR	200,000	282,222

Barclays Bank PLC, Sr. Unsec. Unsub. Medium-Term Euro Notes, 4.00%, 01/20/17	EUR	400,000	549,846

BAT International Finance PLC, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.38%, 06/29/17	EUR	400,000	609,734

Experian Finance PLC, Gtd. Medium-Term Euro Notes, 4.75%, 02/04/20	EUR	150,000	210,404

Infinis PLC-REGS, Sr. Euro Notes, 9.13%, 12/15/14(b)	GBP	200,000	331,401

Kerling PLC-REGS, Sr. Sec. Gtd. Euro Notes, 10.63%, 01/28/17(b)	EUR	50,000	71,053

Ladbrokes Group Finance PLC-Series 13, Trance 1, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.13%, 07/11/12	GBP	120,000	200,938

Lloyds TSB Bank PLC, Sr. Medium-Term Euro Notes, 6.38%, 06/17/16	EUR	400,000	610,012

Motability Operations Group PLC, Sr. Gtd. Medium-Term Euro Notes, 5.38%, 06/28/22	GBP	500,000	794,768

OTE PLC-Series 1, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.00%, 08/05/13	EUR	250,000	357,893

Rentokil Initial PLC, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 4.63%, 03/27/14	EUR	300,000	426,825

Royal Bank of Scotland Group PLC-Series 2958, Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.25%, 05/15/13	EUR	300,000	435,952

Royal Bank of Scotland PLC (The), Sr. Unsec. Medium-Term Euro Notes, 4.88%, 01/20/17	EUR	300,000	416,012

TVN Finance Corp. PLC-REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR	125,000	188,031

United Kingdom Treasury, Bonds, 2.00%, 01/26/35	GBP	590,000	1,486,249

2.50%, 07/26/16	GBP	430,000	2,030,755

			9,002,095

		Principal
		Amount	Value

United States—0.69%

Bank of America Corp., Sr. Medium-Term Euro Notes, 7.00%, 06/15/16	EUR	200,000	$316,949

Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.63%, 04/01/13	EUR	100,000	141,413

Virgin Media Secured Finance PLC-REGS, Sr. Sec. Gtd. Euro Notes, 7.00%, 01/15/18(b)	GBP	50,000	79,021

			537,383

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $65,464,831)			68,321,572

Asset-Backed Securities—0.90%(a)

United Kingdom—0.90%

Permanent Master Issuer PLC-Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.38%, 07/15/42(c) (Cost $739,913)	EUR	500,000	711,286

	Shares

Money Market Funds—1.22%

Liquid Assets Portfolio-Institutional Class(e)	477,956	477,956

Premier Portfolio-Institutional Class(e)	477,956	477,956

Total Money Market Funds (Cost $955,912)		955,912

TOTAL INVESTMENTS—89.14% (Cost $67,160,656)		69,988,770

OTHER ASSETS LESS LIABILITIES—10.86%		8,523,121

NET ASSETS—100.00%		$78,511,891

Investment Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
Ctfs.	—	Certificates
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
JPY	—	Japanese Yen
Jr.	—	Junior
KRW	—	South Korean Won
MXN	—	Mexican Peso
REGS	—	Regulation S
Sec.	—	Secured
SEK	—	Swedish Krona
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
See accompanying notes which are an integral part of this schedule.

AIM International Total Return Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $3,398,750, which represented 4.33% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2010.

(d)	Perpetual bond with no specified maturity date.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM International Total Return Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM International Total Return Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and

AIM International Total Return Fund
F.	Futures Contracts — (continued)
underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$955,912	$—	$—	$955,912

Corporate Debt Securities	—	36,072,059	—	36,072,059

Asset Backed Securities	—	711,286	—	711,286

Foreign Government Debt Securities	—	32,249,513	—	32,249,513

	955,912	69,032,858	—	69,988,770

Other Investments*	(37,319)	2,765	—	(34,554)

Total Investments	$918,593	$69,035,623	$—	$69,954,216

*	Other Investments include futures and foreign currency contracts, which are included at unrealized appreciation (depreciation).

AIM International Total Return Fund
NOTE 3 — Derivative Investments
The Fund has implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts (a)	$2,986	$(221)

Interest rate risk
Futures contracts (b)	31,721	(69,040)

Total	$34,707	$(69,261)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the three months ended January 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
		Foreign Currency
	Futures *	Contracts *

Realized Gain
Currency risk	$—	$13,187

Interest rate risk	360,566	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$2,500

Interest rate risk	(80,341)	—

Total	$280,225	$15,687

*	The average value of futures and foreign currency contracts during the period was $30,290,971 and $134,956, respectively.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Euro-Schatz	34	March-2010/Long	$5,116,080	$30,325

Japan 10 Year Bonds	8	March-2010/Long	12,365,167	(29,905)

Long Gilt	1	March-2010/Long	184,871	(2,784)

U.S. Treasury 5 Year Notes	2	March-2010/Long	232,922	1,360

U.S. Treasury 10 Year Notes	13	March-2010/Long	1,536,031	(8,227)

Subtotal			$19,435,071	$(9,231)

Euro-Bonds	44	March-2010/Short	(7,407,591)	(28,088)

Total			$12,027,480	$(37,319)

AIM International Total Return Fund

Open Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Deliver		Receive		Value	(Depreciation)

03/19/10	JPY	12,000,000	USD	132,752	$132,973	$(221)

03/19/10	USD	129,987	JPY	12,000,000	132,973	2,986

Total open foreign currency contracts						$2,765

Closed Foreign Currency Contracts
Closed		Contract to				Realized
Date	Deliver		Receive		Value	Gain

12/23/09	USD	806,838	JPY	74,000,000	$818,638	$11,800

Total foreign currency contracts						$14,565

Currency Abbreviations:

JPY	—	Japanese Yen
USD	—	U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $29,672,117 and $35,547,448, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,886,990

Aggregate unrealized (depreciation) of investment securities	(1,058,876)

Net unrealized appreciation of investment securities	$2,828,114

Cost of investments is the same for tax and financial statement purposes.

AIM Japan Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     JAP-QTR-1 01/10     Invesco Advisers, Inc.

AIM Japan Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Foreign (Japan) Stocks—99.23%

Apparel Retail—1.73%

Fast Retailing Co., Ltd. (b)	400	$66,563

Shimamura Co., Ltd. (b)	600	52,715

		119,278

Auto Parts & Equipment—4.83%

Koito Manufacturing Co., Ltd.	3,000	52,471

NHK Spring Co., Ltd.	14,000	121,722

Stanley Electric Co., Ltd.	5,000	97,342

Takata Corp. (b)	2,800	61,437

		332,972

Automobile Manufacturers—7.40%

Honda Motor Co., Ltd.	7,700	261,275

Nissan Motor Co., Ltd. (c)	18,000	145,564

Suzuki Motor Corp.	4,600	104,048

		510,887

Brewers—1.33%

Kirin Holdings Co., Ltd.	6,000	91,668

Building Products—1.60%
Asahi Glass Co., Ltd. (b)	11,000	110,414

Commodity Chemicals—3.28%

Denki Kagaku Kogyo Kabushiki Kaisha	22,000	89,167

Kuraray Co., Ltd.	5,000	58,114

LINTEC Corp.	4,100	78,902

		226,183

Computer & Electronics Retail—1.57%

K’s Holdings Corp.	3,400	108,130

Computer Hardware—4.51%

Fujitsu Ltd.	17,000	103,882

Toshiba Corp. (c)	38,000	207,552

		311,434

Construction, Farm Machinery & Heavy Trucks—3.46%

Komatsu Ltd.	4,200	84,058

Kubota Corp.	12,000	107,405

Nippon Sharyo, Ltd.	7,000	47,325

		238,788

Consumer Electronics—4.59%

Pioneer Corp. (b)(c)	36,200	139,914

Sony Corp.	5,300	176,491

		316,405

	Shares	Value

Consumer Finance—2.91%

ORIX Corp.	2,680	$200,671

Department Stores—1.04%

Isetan Mitsukoshi Holdings Ltd.	7,600	71,421

Diversified Banks—5.95%

Mitsubishi UFJ Financial Group, Inc.	38,700	199,130

Mizuho Financial Group, Inc.	40,900	78,797

Sumitomo Mitsui Financial Group, Inc. (b)	4,100	132,491

		410,418

Diversified Metals & Mining—1.20%

Sumitomo Metal Mining Co., Ltd.	6,000	82,844

Diversified Real Estate Activities—2.82%

Sumitomo Realty & Development Co., Ltd.	11,000	194,838

Education Services—0.49%

Benesse Holdings Inc.	800	33,621

Electrical Components & Equipment—1.06%

Sumitomo Electric Industries, Ltd.	5,600	73,302

Electronic Components—5.30%

IBIDEN Co., Ltd.	2,100	71,539

Murata Manufacturing Co., Ltd.	1,600	88,012

Nidec Corp.	2,100	205,869

		365,420

Electronic Equipment & Instruments—5.39%

FUJIFILM Holdings Corp.	1,500	48,078

Hitachi, Ltd. (c)	52,000	178,227

Yamatake Corp.	2,900	63,712

Yokogawa Electric Corp.	10,200	81,993

		372,010

Health Care Equipment—0.47%

Olympus Corp.	1,100	32,775

Homebuilding—2.46%

HASEKO Corp. (b)(c)	121,500	102,305

Sekisui Chemical Co., Ltd.	10,000	67,693

		169,998

Household Appliances—0.95%

Rinnai Corp.	1,400	65,610

Household Products—2.89%

Unicharm Corp.	2,100	199,224

See accompanying notes which are an integral part of this schedule.

AIM Japan Fund

	Shares	Value

Industrial Gases—1.00%

Taiyo Nippon Sanso Corp.	7,000	$68,808

Industrial Machinery—4.70%

Japan Steel Works, Ltd. (The)	6,000	73,414

Mori Seiki Co., Ltd. (b)	10,000	101,817

Nabtesco Corp.	9,000	105,562

NSK Ltd.	6,000	43,317

		324,110

Investment Banking & Brokerage-2.92%

Nomura Holdings, Inc.	26,900	201,327

Life & Health Insurance—1.14%

T&D Holdings, Inc.	3,800	78,854

Packaged Foods & Meats—2.07%

Ajinomoto Co., Inc.	7,000	66,252

Yakult Honsha Co., Ltd. (b)	2,600	76,281

		142,533

Personal Products—0.90%

Fancl Corp.	3,100	62,027

Property & Casualty Insurance—0.66%

Tokio Marine Holdings, Inc.	1,700	45,791

Semiconductor Equipment—5.71%

Dainippon Screen Manufacturing Co. Ltd. (c)	18,000	87,696

Disco Corp.	1,800	99,538

Tokyo Electron Ltd.	2,900	175,834

Towa Corp. (c)	3,800	31,113

		394,181

Semiconductors—3.69%

Elpida Memory, Inc. (c)	7,800	136,584

Shinko Electric Industries Co., Ltd.	8,800	118,037

		254,621

Specialty Chemicals—0.94%

Kansai Paint Co., Ltd.	8,000	65,056

Steel—0.98%

Hitachi Metals Ltd. (b)	7,000	67,937

Trading Companies & Distributors—5.63%

Mitsubishi Corp.	7,900	189,936

Mitsui & Co., Ltd.	13,600	198,778

		388,714

Wireless Telecommunication Services—1.66%

SOFTBANK Corp.	4,500	114,719

Total Foreign (Japan) Stocks (Cost $6,558,647)		6,846,989

	Shares	Value

Money Market Funds—0.83%

Liquid Assets Portfolio-Institutional Class (d)	28,464	$28,464

Premier Portfolio-Institutional Class (d)	28,464	28,464

Total Money Market Funds (Cost $56,928)		56,928

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.06% (Cost $6,615,575)		6,903,917

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—7.79%

Liquid Assets Portfolio -Institutional Class (Cost $537,300)(d)(e)	537,300	537,300

TOTAL INVESTMENTS—107.85% (Cost $7,152,875)		7,441,217

OTHER ASSETS LESS LIABILITIES—(7.85)%		(541,454)

NET ASSETS—100.00%		$6,899,763

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2010.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.

AIM Japan Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Japan Fund
A.	Security Valuations-(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes

AIM Japan Fund
F.	Foreign Currency Translations-(continued)
in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$354,886	$1,373,436	$—	$1,728,322

Consumer Staples	153,695	341,757	—	495,452

Financials	78,854	1,053,045	—	1,131,899

Healthcare	—	32,775	—	32,775

Industrials	212,231	923,097	—	1,135,328

Information Technology	230,915	1,466,751	—	1,697,666

Materials	211,895	298,933	—	510,828

Money Market Funds	594,228	—	—	594,228

Telecommunication Services	114,719	—	—	114,719

Total Investments	$1,951,423	$5,489,794	$—	$7,441,217

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $3,842,563 and $1,533,065, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$507,910

Aggregate unrealized (depreciation) of investment securities	(351,365)

Net unrealized appreciation of investment securities	$156,545

Cost of investments for tax purposes is $7,284,672.

AIM LIBOR Alpha Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com       LAL-QTR-1 01/10       Invesco Advisers, Inc.

AIM LIBOR Alpha Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities—38.76%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	$400,000	$408,298

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.87%, 05/25/34(b)	537,113	511,068

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.51%, 08/25/33(b)	84,288	77,301

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	150,000	151,215

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(b)	360,000	384,190

Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 04/12/38(b)	30,000	30,506

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	498,113

Capital One Multi-Asset Execution Trust, Series 2005-C1, Class C1, Floating Rate Pass Through Ctfs., 0.63%, 02/15/13(b)	110,000	109,705

Series 2007-A6, Class A6, Floating Rate Pass Through Ctfs., 0.30%, 05/15/13(b)	200,000	199,872

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	125,000	136,042

Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	100,000	102,017

Countrywide Asset-Backed Ctfs., Series 2007-9, Class B, Floating Rate Pass Through Ctfs., 2.73%, 06/25/47(b)(c)	140,000	2,296

Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.32%, 06/25/37(b)	221,499	207,124

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.10%, 09/26/34(b)(c)	172,076	164,140

Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.48%, 11/28/39 (Acquired 11/25/09; Cost $293,223)(b)(c)	293,223	293,223

	Principal
	Amount	Value

Asset-Backed Securities— (continued)
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.88%, 09/15/15(b)	$200,000	$200,000

Fannie Mae REMICS, Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.73%, 01/25/28(b)	505,868	503,807

Series 2005-16, Class LC, 5.50%, 05/25/28	700,000	729,579

Series 2005-16, Class PB, 5.00%, 07/25/27	700,000	724,515

Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	623,868	647,935

Fannie Mae Whole Loan, Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.68%, 02/25/47(b)	305,928	298,570

Freddie Mac REMICS, Series 2399, Class XF, Floating Rate Pass Through Ctfs., 1.18%, 01/15/32(b)	252,202	253,317

Series 2450, Class PE, Pass Through Ctfs., 6.00%, 07/15/21	249,315	255,656

Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.23%, 12/15/31(b)	406,573	409,266

Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	447,961	463,807

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	268,298	280,097

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	250,000	264,643

GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	400,000	415,739

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	324,385	324,996

Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	125,619

Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 1.08%, 03/06/20(b)(c)	225,000	186,511

Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	115,000	117,517

See accompanying notes which are an integral part of this schedule.

AIM LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities— (continued)
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(c)	105,000	110,805

Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	$200,000	$206,395

Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	370,000	373,630

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	167,201

Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	350,000	360,623

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(b)	305,000	311,778

Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	100,000	101,201

Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, Pass Through Ctfs., 5.22%, 11/15/11	44,843	45,094

Pemex Finance Ltd. (Mexico), Series 2000-1, Global Notes, 9.03%, 02/15/11	125,000	128,650

Saxon Asset Securities Trust, Series 2004-2, Class MV3, Floating Rate Pass Through Ctfs., 1.50%, 08/25/35(b)	608,128	386,384

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, Variable Rate Pass Through Ctfs., 3.65%, 02/25/34(b)	149,203	131,662

Series 2005-11, Class 1A1, Variable Rate Pass Through Ctfs., 3.11%, 05/25/35(b)	129,131	95,401

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(b)	65,000	68,316

USAA Auto Owner Trust, Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	51,159	51,631

Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	100,000	102,487

Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	65,028	65,194

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	101,626	103,601

	Principal
	Amount	Value

Asset-Backed Securities— (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(b)	$20,000	$20,867

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.29%, 12/15/44(b)	400,000	410,628

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(b)	161,361	160,201

Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 3.10%, 09/25/34(b)	856,455	837,627

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(b)	172,047	167,029

Total Asset-Backed Securities (Cost $14,104,482)		13,883,089

Bonds & Notes—34.07%
Agricultural Products—0.34%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	105,000	122,660

Airlines—0.61%
Continental Airlines Inc., Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	64,695	59,035

Delta Air Lines, Inc., Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	58,439	58,000

Series 2009-1, Class A, Pass Through Ctfs., 7.75%, 12/17/19	95,000	100,403

		217,438

Apparel Retail—0.15%
TJX Cos., Inc. (The), Sr. Unsec. Notes, 6.95%, 04/15/19	45,000	53,353

Broadcasting—0.21%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	60,000	76,249

Building Products—1.40%
Ply Gem Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/12	500,000	500,000

Casinos & Gaming—0.39%
MGM Mirage, Sr. Sec. Notes, 11.13%, 11/15/17(c)	125,000	140,000

See accompanying notes which are an integral part of this schedule.

AIM LIBOR Alpha Fund

	Principal
	Amount	Value

Computer Storage & Peripherals—0.27%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(c)	$85,000	$97,006

Diversified Banks—4.33%
Banco do Brasil S.A. (Brazil), Sr. Unsec. Notes, 4.50%, 01/22/15(c)	200,000	200,843

6.00%, 01/22/20(c)	145,000	144,686

Bank of Nova Scotia (Canada), Sr. Unsec. Unsub. Global Notes, 3.40%, 01/22/15	250,000	254,025

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	140,000	156,450

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Medium-Term Notes, 1.50%, 03/30/12(c)	500,000	495,789

Sr. Unsec. Gtd. Unsub. Medium-Term Notes, 4.88%, 08/25/14(c)	100,000	103,730

Wachovia Corp., Sr. Unsec. Notes, 5.35%, 03/15/11	185,000	193,592

		1,549,115

Electric Utilities—1.07%
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	240,000	248,987

Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	130,000	132,794

		381,781

Health Care Equipment—0.28%
Boston Scientific Corp., Sr. Unsec. Unsub. Notes, 6.00%, 01/15/20	100,000	101,392

Health Care Services—1.00%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	300,000	321,964

7.25%, 06/15/19	30,000	34,984

		356,948

Hotels, Resorts & Cruise Lines—0.73%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.88%, 10/15/14	245,000	263,146

Independent Power Producers & Energy Traders—0.56%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(c)	80,000	87,000

Colbun S.A. (Chile), Sr. Unsec. Notes, 6.00%, 01/21/20(c)	115,000	115,150

		202,150

	Principal
	Amount	Value

Industrial Conglomerates—0.29%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 5.75%, 09/11/19(c)	$100,000	$104,399

Insurance Brokers—0.29%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	100,000	102,333

Integrated Oil & Gas—0.20%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	65,000	70,503

Integrated Telecommunication Services—4.03%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	200,000	213,989

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Global Notes, 3.75%, 05/20/11	120,000	124,181

DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	375,000	411,563

Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	400,000	418,154

Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	150,000	156,313

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(c)	100,000	119,578

		1,443,778

Investment Banking & Brokerage—1.42%
Goldman Sachs Group Inc. (The), Sr. Medium-Term Notes, 6.00%, 05/01/14	35,000	38,448

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	155,000	168,903

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Unsub. Notes, 4.15%, 12/01/14	300,000	302,153

		509,504

Life & Health Insurance—2.71%
Metropolitan Life Global Funding I, Sr. Unsec. Notes, 2.88%, 09/17/12(c)	400,000	406,112

Prudential Financial Inc., Sr. Unsec. Unsub. Medium-Term Notes, 6.20%, 01/15/15	190,000	209,790

See accompanying notes which are an integral part of this schedule.

AIM LIBOR Alpha Fund

	Principal
	Amount	Value

Life & Health Insurance—(continued)
Series D, Sr. Unsec. Unsub. Medium-Term Notes, 2.75%, 01/14/13	$355,000	$355,243

		971,145
Multi-Line Insurance—0.43%
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 4.88%, 02/01/10(c)	155,000	154,996

Multi-Utilities—1.39%
Nisource Finance Corp, Sr. Unsec. Unsub. Gtd. Notes, 7.88%, 11/15/10	400,000	420,230

Pacific Gas & Electric Co., Sr. Unsec. Unsub. Notes, 5.40%, 01/15/40	80,000	76,868

		497,098

Office REIT’s—0.92%
Boston Properties L.P., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/19	185,000	193,073

Digital Realty Trust L.P., Bonds, 5.88%, 02/01/20(c)	140,000	137,972

		331,045

Oil & Gas Exploration & Production—1.01%
EXCO Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 01/15/11	150,000	150,562

Motiva Enterprises LLC, Notes, 5.75%, 01/15/20(c)	90,000	94,773

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Unsub. Global Notes, 5.75%, 01/20/20	55,000	54,878

6.88%, 01/20/40	60,000	60,406

		360,619

Oil & Gas Storage & Transportation—1.89%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Unsub. Notes, 7.63%, 02/15/12	335,000	372,528

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 5.75%, 01/15/20	135,000	140,349

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	162,334

		675,211

Other Diversified Financial Services—2.54%
Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	105,000	113,985

CDP Financial Inc. (Canada), Sr. Unsec. Gtd. Notes, 3.00%, 11/25/14(c)	340,000	338,867

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
Citigroup Inc., Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	$150,000	$156,287

General Electric Capital Corp., Sr. Unsec. Global Medium-Term Notes, 2.80%, 01/08/13	300,000	300,206

		909,345

Paper Products—0.38%
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	150,000	137,250

Personal Products—0.34%
Mead Johnson Nutrition Co., Sr. Unsec. Gtd. Unsub. Notes, 3.50%, 11/01/14(c)	120,000	121,232

Property & Casualty Insurance—0.25%
Allstate Corp. (The), Sr. Unsec. Notes, 6.20%, 05/16/14	80,000	90,176

Publishing—0.90%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	300,000	322,187

Specialized Finance—1.43%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	500,000	512,811

Specialty Stores—0.90%
Staples Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	300,000	321,552

Steel—0.57%
ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	40,000	48,488

7.00%, 10/15/39	150,000	154,385

		202,873

Textiles—0.42%
Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(c)	150,000	152,063

Wireless Telecommunication Services—0.42%
Vodafone Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 7.75%, 02/15/10	150,000	150,357

Total Bonds & Notes (Cost $11,797,298)		12,201,715

U.S. Treasury Securities—5.06%
U.S. Treasury Bills—0.54%
0.16%, 06/17/10(d)(e)	195,000	194,930

U.S. Treasury Notes—3.09%
4.75%, 08/15/17	1,000,000	1,105,156

See accompanying notes which are an integral part of this schedule.

AIM LIBOR Alpha Fund

	Principal
	Amount	Value

U.S. Treasury Bonds—1.43%
5.38%, 02/15/31	$355,000	$401,760

4.25%, 05/15/39	115,000	110,185

		511,945

Total U.S. Treasury Securities
(Cost $1,814,137)		1,812,031

U.S. Government Sponsored Mortgage-Backed Securities—1.85%
Federal Home Loan Mortgage Corp. (FHLMC)—1.46%
Floating Rate Pass Through Ctfs., 6.54%, 07/01/36(b)	491,153	524,531

Federal National Mortgage Association (FNMA)—0.39%
Floating Rate Pass Through Ctfs., 2.81%, 11/01/32(b)	135,844	140,677

Total U.S. Government Sponsored
Mortgage-Backed Securities (Cost $634,943)		665,208

	Shares

Money Market Funds—17.53%
Liquid Assets Portfolio-Institutional Class (f)	3,138,888	3,138,888

Premier Portfolio-Institutional Class (f)	3,138,888	3,138,888

Total Money Market Funds (Cost $6,277,776)		6,277,776

TOTAL INVESTMENTS—97.27% (Cost $34,628,636)		34,839,819

OTHER ASSETS LESS LIABILITIES—2.73%		976,060

NET ASSETS—100.00%		$35,815,879

Investment Abbreviations:

Ctfs.	—	Certificates
Gtd.	—	Guaranteed
REMICS	—	Real Estate Mortgage Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2010.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $3,980,214, which represented 11.11% of the Fund’s Net Assets.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM LIBOR Alpha Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

AIM LIBOR Alpha Fund
A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

AIM LIBOR Alpha Fund
D.	Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are

AIM LIBOR Alpha Fund
G.	Futures Contracts — (continued)

reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Securities	$6,277,776	$—	$—	$6,277,776

U.S. Treasury Securities	—	1,812,031	—	1,812,031

U.S. Government Sponsored Agency Securities	—	665,208	—	665,208

Corporate Debt Securities	—	12,201,715	—	12,201,715

Asset Backed Securities	—	13,589,866	293,223	13,883,089

	$6,277,776	$28,268,820	$293,223	$34,839,819

Other Investments*	87,747	—	—	87,747

Total Investments	$6,365,523	$28,268,820	$293,223	$34,927,566

*	Other Investments includes futures, which are included at unrealized appreciation.

AIM LIBOR Alpha Fund
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$107,234	$(19,487)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended January 31, 2010
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of
Operations
Futures *

Realized Gain (Loss) Interest rate risk	$(138,057)

Change in Unrealized Appreciation Interest rate risk	108,688

Total	$(29,369)

*	The average value of futures outstanding during the period was $9,479,302.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Australian 10 Year Bonds	4	March-2010/Short	$(368,663)	$(6,168)

U.S. Treasury Long Bonds	19	March-2010/Short	(2,257,438)	71,803

U.S. Treasury 10 Year Notes	32	March-2010/Short	(3,781,000)	35,431

U.S. Treasury 5 Year Notes	32	March-2010/Short	(3,726,750)	(13,319)

Total			$(10,133,851)	$87,747

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $11,992,824 and $7,816,029, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$727,592

Aggregate unrealized (depreciation) of investment securities	(516,409)

Net unrealized appreciation of investment securities	$211,183

Cost of investments for tax and financial reporting purposes are the same.

AIM Trimark Endeavor Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     T-END-QTR-1 01/10     Invesco Advisers, Inc.

AIM Trimark Endeavor Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.79%

Advertising—2.30%
Arbitron Inc.	104,151	$2,636,062

Agricultural Products—2.45%
Chaoda Modern Agriculture (Holdings) Ltd. (Hong Kong)	2,875,930	2,801,947

Airlines—1.33%
Ryanair Holdings PLC -ADR (Ireland)(b)	58,800	1,527,624

Apparel, Accessories & Luxury Goods—1.97%
Liz Claiborne, Inc. (b)	462,200	2,250,914

Brewers—4.40%
Molson Coors Brewing Co. -Class B	119,808	5,031,936

Building Products—2.88%
Kingspan Group PLC (Ireland)(b)	401,400	3,294,486

Communications Equipment—3.87%
Plantronics, Inc.	110,000	2,906,200

Research In Motion Ltd. (Canada)(b)	24,200	1,523,632

		4,429,832
Construction & Engineering—3.90%
Pike Electric Corp. (b)	511,500	4,460,280

Environmental & Facilities Services—4.33%
Newalta Inc. (Canada)	568,658	4,960,803

Health Care Distributors—5.36%
Patterson Cos. Inc. (b)	215,000	6,140,400

Health Care Equipment—11.55%
Kinetic Concepts, Inc. (b)	169,400	6,994,526

Zimmer Holdings, Inc. (b)	110,500	6,223,360

		13,217,886
Home Furnishings—4.42%
Tempur-Pedic International Inc. (b)	203,200	5,057,648

Industrial Conglomerates—2.81%
DCC PLC (Ireland)	118,800	3,210,686

Industrial Machinery—1.53%
Graco Inc.	65,500	1,748,195

Internet Software & Services—4.53%
eBay Inc. (b)	225,000	5,179,500

	Shares	Value

Leisure Products—4.04%
Pool Corp.	252,000	$4,626,720

Life & Health Insurance—4.87%
Unum Group	285,000	5,577,450

Managed Health Care—6.05%
UnitedHealth Group Inc.	210,000	6,930,000

Multi-Line Insurance—3.78%
Vienna Insurance Group (Austria)	90,723	4,325,971

Research & Consulting Services—1.52%
Corporate Executive Board Co. (The)	75,000	1,735,500

Semiconductors—3.81%
International Rectifier Corp. (b)	242,010	4,365,860

Trading Companies & Distributors—7.18%
Grafton Group PLC (Ireland)(b)(c)	928,200	3,428,079

Titan Machinery, Inc. (b)	435,000	4,793,700

		8,221,779

Trucking—3.91%
Con-way Inc.	156,300	4,473,306

Total Common Stocks & Other Equity Interests (Cost $116,679,640)		106,204,785

Money Market Funds—7.99%
Liquid Assets Portfolio-Institutional Class (d)	4,572,401	4,572,401

Premier Portfolio-Institutional Class (d)	4,572,401	4,572,401

Total Money Market Funds (Cost $9,144,802)		9,144,802

TOTAL INVESTMENTS—100.78% (Cost $125,824,442)		115,349,587

OTHER ASSETS LESS LIABILITIES—(0.78)%		(888,452)

NET ASSETS—100.00%		$114,461,135

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and twenty Class A shares.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Trimark Endeavor Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Trimark Endeavor Fund
A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM Trimark Endeavor Fund
E.	Foreign Currency Contracts — (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$14,571,345	$—	$—	$14,571,345

Consumer Staples	5,031,936	2,801,946	—	7,833,882

Financials	5,577,450	4,325,971	—	9,903,421

Healthcare	26,288,286	—	—	26,288,286

Industrials	26,993,894	6,638,765	—	33,632,659

Information Technology	13,975,192	—	—	13,975,192

Money Market Funds	9,144,802	—	—	9,144,802

	101,582,905	13,766,682	—	115,349,587

Other Investments*	—	212,617	—	212,617

Total Investments	$101,582,905	$13,979,299	$—	$115,562,204

*	Other Investments include foreign currency contracts, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

4/15/2010	EUR	3,000,000	USD	4,371,000	$4,158,383	$212,617

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

AIM Trimark Endeavor Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $16,360,163 and $10,106,512, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,697,108

Aggregate unrealized (depreciation) of investment securities	(26,728,198)

Net unrealized (depreciation) of investment securities	$(11,031,090)

Cost of investments for tax purposes is $126,380,677.

AIM Trimark Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     T-TRI-QTR-1 01/10     Invesco Advisers, Inc.

AIM Trimark Fund
Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—90.58%

China—2.85%

China Mobile Ltd.	62,008	$584,874

Denmark—1.71%

Alk-Abello A.S.	4,585	351,061

Finland—9.24%

Nokia Corp.	90,100	1,243,634

Nokian Renkaat Oyj	27,210	656,465

		1,900,099

France—2.60%

Schneider Electric S.A.	5,200	534,400

Germany—3.20%

Adidas AG	4,929	250,919

Bayerische Motoren Werke AG	9,527	406,601

		657,520

Ireland—7.28%

Accenture PLC -Class A	12,463	510,858

Anglo Irish Bank Corp. Ltd. (a)	102,453	0

Ryanair Holdings PLC -ADR(a)	17,431	452,858

Willis Group Holdings PLC	20,300	532,469

		1,496,185

Mexico—1.75%

America Movil S.A.B de C.V. -Series L -ADR	8,217	358,672

Switzerland—32.70%

Aryzta AG	22,584	894,353

Kuehne + Nagel International AG	2,200	212,270

Nestle S.A.	45,966	2,174,680

Novartis AG	8,266	442,645

Roche Holding AG	7,700	1,292,942

Schindler Holding AG -Participation Ctfs.	8,900	657,473

Synthes, Inc.	8,205	1,046,247

		6,720,610

	Shares	Value

United Kingdom—7.23%

Diageo PLC	49,500	$833,267

Tesco PLC	96,626	653,535

		1,486,802

United States—22.02%

Allergan, Inc.	5,442	312,915

Altera Corp.	10,500	223,860

Boston Scientific Corp. (a)	48,198	415,949

Cisco Systems, Inc. (a)	36,158	812,470

Kinetic Concepts, Inc. (a)	8,167	337,215

Microsoft Corp.	58,100	1,637,258

Rockwell Collins, Inc.	14,800	787,212

		4,526,879

Total Common Stocks & Other Equity Interests (Cost $17,765,033)		18,617,102

Money Market Funds—5.30%

Liquid Assets Portfolio-Institutional Class (b)	544,900	544,900

Premier Portfolio-Institutional Class (b)	544,900	544,900

Total Money Market Funds (Cost $1,089,800)		1,089,800

TOTAL INVESTMENTS—95.88% (Cost $18,854,833)		19,706,902

OTHER ASSETS LESS LIABILITIES—4.12%		847,191

NET ASSETS—100.00%		$20,554,093

Investment Abbreviations:

ADR — American Depositary Receipt

Ctfs. — Certificates

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Trimark Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

AIM Trimark Fund
A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.

AIM Trimark Fund
E.	Foreign Currency Contracts — (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
China	$—	$584,874	$—	$584,874
Denmark	—	351,061	—	351,061
Finland	—	1,900,099	—	1,900,099
France	—	534,400	—	534,400
Germany	—	657,520	—	657,520
Ireland	1,496,185	—	0	1,496,185
Mexico	358,672	—	—	358,672
Switzerland	—	6,720,610	—	6,720,610
United Kingdom	—	1,486,802	—	1,486,802
United States	5,616,679	—	—	5,616,679

Total Investments	$7,471,536	$12,235,366	$0	$19,706,902

AIM Trimark Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $1,844,710 and $3,020,625, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,581,855

Aggregate unrealized (depreciation) of investment securities	(2,294,895)

Net unrealized appreciation of investment securities	$286,960

Cost of investments for tax purposes is $19,419,942.

AIM Trimark Small Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     T-SCO-QTR-1 01/10     Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—76.89%
Advertising—2.48%
Arbitron Inc.	430,556	$10,897,372

Aluminum—0.11%
Cymat Technologies Ltd. (Canada)(b)	2,497,500	467,041

Apparel, Accessories & Luxury Goods—0.47%
Hampshire Group, Ltd. (b)(c)	592,824	2,074,884

Automotive Retail—1.66%
Lithia Motors, Inc. -Class A (b)(c)	934,264	7,287,259

Biotechnology—2.57%
Talecris Biotherapeutics Holdings Corp. (b)	483,600	11,316,240

Commodity Chemicals—6.06%
Chemtrade Logistics Income Fund (Canada)(c)	2,472,068	26,673,833

Computer Storage & Peripherals—3.49%
Synaptics Inc. (b)	606,100	15,340,391

Data Processing & Outsourced Services—1.92%
Hewitt Associates, Inc. -Class A (b)	213,400	8,425,032

Electronic Manufacturing Services—6.22%
Smart Modular Technologies WWH, Inc. (b)(c)	4,501,347	27,368,190

Health Care Equipment—8.50%
Kinetic Concepts, Inc. (b)	905,800	37,400,482

Health Care Supplies—2.11%
Cooper Cos., Inc. (The)	263,224	9,297,072

Home Furnishings—4.44%
Tempur-Pedic International Inc. (b)	784,875	19,535,539

Internet Retail—2.23%
NutriSystem, Inc. (c)	481,700	9,807,412

Leisure Products—0.41%
MEGA Brands Inc. (Canada)(b)(c)	3,408,900	1,816,805

Life Sciences Tools & Services—2.32%
Charles River Laboratories International, Inc. (b)	281,300	10,222,442

Oil & Gas Exploration & Production—0.00%
Brompton Corp. (Canada)(b)	69,374	0

	Shares	Value

Pharmaceuticals—2.03%
Endo Pharmaceuticals Holdings Inc. (b)	443,500	$8,918,785

Publishing—4.87%
John Wiley & Sons, Inc. -Class A	513,558	21,441,047

Real Estate Services—4.14%
FirstService Corp. (Canada)(b)	940,800	18,209,032

Semiconductor Equipment—2.57%
ASM International N.V. (Netherlands)(b)	493,200	11,293,910

Semiconductors—9.76%
Advanced Analogic Technologies, Inc. (b)(c)	3,003,500	10,031,690

International Rectifier Corp. (b)	1,825,421	32,930,595

		42,962,285

Specialized Consumer Services—0.38%
Jackson Hewitt Tax Service Inc. (b)	615,460	1,686,360

Technology Distributors—4.19%
Brightpoint, Inc. (b)	3,155,138	18,426,006

Thrifts & Mortgage Finance—1.68%
Northwest Bancshares, Inc.	631,145	7,390,708

Trucking—2.28%
Con-way Inc.	351,062	10,047,394

Total Common Stocks & Other Equity Interests (Cost $412,708,776)		338,305,521

Principal
Amount
Senior Secured Floating Rate Interest Loans—0.90%
Leisure Products—0.90%
Mega Bloks Finco (Canada), Sr. Sec. Floating Rate Term Loans 1.50%, 07/26/12 (d) (Cost $4,117,612)	$7,763,739	3,959,507

Shares
Preferred Stocks—0.36%
Real Estate Services—0.36%
FirstService Corp. (Canada) -Series 1, 7.00% Pfd. (Cost $1,880,000)	75,200	1,579,952

See accompanying notes which are an integral part of this schedule.

AIM Trimark Small Companies Fund

	Shares	Value

Money Market Funds—21.42%
Liquid Assets Portfolio-Institutional Class(e)	47,111,345	$47,111,345

Premier Portfolio-Institutional Class (e)	47,111,345	47,111,345

Total Money Market Funds (Cost $94,222,690)		94,222,690

TOTAL INVESTMENTS—99.57% (Cost $512,929,078)		438,067,670

OTHER ASSETS LESS LIABILITIES—0.43%		1,907,410

NET ASSETS—100.00%		$439,975,080

Investment Abbreviations:

Pfd.	—Preferred

Sec.	—Secured

Sr.	—Senior

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2010 was $85,060,073, which represented 19.33% of the Fund’s Net Assets. See Note 3.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2010.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Trimark Small Companies Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Trimark Small Companies Fund
A.	Security Valuations — (continued) Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

      The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

AIM Trimark Small Companies Fund
E.	Foreign Currency Contracts — (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$422,814,253	$11,293,910	$0	$434,108,163

Corporate Debt Securities	—	3,959,507	—	3,959,507

Total Investments	$422,814,253	$15,253,417	$0	$438,067,670

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2010.

				Change in
				Unrealized
	Value	Purchases at	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/09	Cost	from Sales	(Depreciation)	Gain (Loss)	01/31/10	Income

Advanced Analogic Technologies, Inc.	$5,485,653	$4,462,514	$—	$83,523	$—	$10,031,690	$—

Chemtrade Logistics Income Fund	26,408,606	—	(6,852,439)	6,034,584	1,083,082	26,673,833	694,228

Hampshire Group, Ltd.	1,778,472	—	—	296,412	—	2,074,884	—

Lithia Motors, Inc.	5,202,192	2,603,447	—	(518,380)	—	7,287,259	—

MEGA Brands Inc.	1,590,345	—	(348,351)	5,700,874	(5,126,063)	1,816,805	—

NutriSystem, Inc.	18,165,032	1,858,604	(11,209,927)	(4,645,048)	5,638,751	9,807,412	147,718

Smart Modular Technologies WWH, Inc.	24,521,373	—	(9,658,232)	20,351,059	(7,846,010)	27,368,190	—

Total Investments in Other Affiliates	$83,151,673	$8,924,565	$(28,068,949)	$27,303,024	(6,250,240)	$85,060,073	$841,946

AIM Trimark Small Companies Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $52,029,552 and $71,667,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,414,062

Aggregate unrealized (depreciation) of investment securities	(119,837,602)

Net unrealized appreciation (depreciation) of investment securities	$(75,423,540)

Cost of investments for tax purposes is $513,491,210.

Item 2. Controls and Procedures.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.